UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)(Zip code)

MP 63 Fund Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

February 28, 2025

MP63 FUND, INC.

DRIPX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MP63 Fund, Inc. – DRIPX (the “Fund”) for the period March 1, 2024 to February 28, 2025.

You can find additional information about the Fund at www.mp63fund.com. You can also request this information by contacting us at 1-877-676-3386.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MP63 Fund, Inc.	$77	0.72%

*Annualized

managment’s discussion of fund performance

Dear Fellow Shareholders,

The MP63 Fund (DRIPX) continues to follow the investing guidelines that were established at its inception in March 1999: At least 80% of its assets are invested in what we consider to be high-quality companies that pay dividends and offer the option to invest directly through the company-sponsored Dividend Reinvestment Plan (DRIP). The Fund’s expense ratio during the 2025 fiscal year was 0.72%, which compares favorably with 0.79% for Large-Cap No-Load funds.

The calendar year 2024 reflected a year of recovery for virtually every type of equity fund. The S&P 500® Index, up 23.31% (after a decline of 24.23% in 2023). During the same period, DRIPX was up only 10.94% and the iShares Russell 1000 Value ETF was up only 14.27%. DRIPX has a large commitment to the defensive sectors: Consumer Staples, Utilities, and Healthcare--which were among the worst performing sectors—which lost value while the magnificent seven dominated the market during the period.

But market favorites are not fixed and momentum favorites change and that’s why we remain committed to our allocations among sectors. Although our long-term strategy caused the Fund to underperform during our last fiscal year--bringing our Morningstar ranking down from a Gold Medal and 4 stars to a Silver Medal* (still a high conviction rating) and 3 stars (and currently, 2 stars), we believe the long-term strategy we follow is most likely to deliver the retirement benefits shareholders anticipate.

The best performing stocks in the portfolio during the fiscal year (including dividends) were: National Fuel Gas Company (NFG), with a cumulative return of 59.83%, Corning Incorporated (GLW): 58.57%, RTX Corporation (RTX): 51.35%, JPMorgan Chase & Co. (JPM): 46.09%, Costco Wholesale Corporation (COST): 40.68%, Aflac Incorporated (AFL): 38.92% and American Express Company (AXP): 38.53%.

The worst performing stocks in the portfolio during the period were: Nucor Corporation (NUE), with a cumulative loss of -26.87, Merck & Co., Inc. (MRK): -25.35%, NIKE, Inc. (NKE): -20.98%, Tennant Company (TNC): -20.92%, Genuine Parts Company (GPC): -14.41%, Comcast Corporation (CMCSA): -13.50% and The Boeing Company (BA): -12.69%.

As always, we thank you for your patient adherence to our wealth-building strategy and, again, for the restraint you have shown during market sell-offs.

The DRIPX Management Team, Vita Nelson, Mario Medina, Lee Nelson, and Byron Perez

April 24, 2025

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING FEBRUARY 28, 2025

	1 Year	5 Years	10 Years	Ending Value
MP63 Fund, Inc.	12.50%	10.43%	8.82%	$ 23,286
S&P 500 Index	18.41%	16.85%	12.96%	$ 33,872
iShares Russell 1000 Value ETF	15.67%	12.22%	8.76%	$ 23,182

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-676-3386.

* Morningstar believes likely to outperform on a risk-adjusted basis over time.

Disclaimer:

Past performance is not a guarantee of future results. Principal loss is possible.

Fund holdings are subject to change. Please refer to the schedule of investments in the report for complete holdings information.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$93,515,051	65	17.74%	$326,140

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings

(% of Net Assets)

1.	The Travelers Companies, Inc.	3.10%
2.	RTX Corp.	3.02%
3.	Microsoft Corp.	2.78%
4.	Waste Management, Inc.	2.70%
5.	Alphabet, Inc. Class A	2.67%
6.	Caterpillar, Inc.	2.44%
7.	Paychex, Inc.	2.42%
8.	Qualcomm, Inc.	2.38%
9.	RPM International, Inc.	2.37%
10.	Union Pacific Corp.	2.37%
	Total % of Net Assets	26.25%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your MP63 Fund, Inc. documents not be householded, please contact MP63 Fund, Inc. at 1-877-676-3386, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by MP63 Fund, Inc. or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.mp63fund.com or contact us at 1-877-676-3386.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  A copy of registrant’s code of ethics will be provided to any person who requests it, without charge.  To receive a copy of the registrant's code of ethics, write to the Fund at MP63 Fund, Inc., 8000 Town Centre Drive Suite 400, Broadview Heights, OH  44147.  A copy will be sent to you within three (3) business days of receipt of your request.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
3)	Compliance with applicable governmental laws, rules, and regulations;
4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
5)	Accountability for adherence to the code.

(c)

Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by this report, the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,600 and $14,000 with respect to the registrant’s fiscal years ended February 28, 2025 and February 29, 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,500 and $2,500 with respect to the registrant’s fiscal years ended February 28, 2025 and February 29, 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

The Audit Committee of The MP63 Fund, Inc. (the "Fund") is charged with the responsibility to monitor the independence of the Fund's independent accountants.  As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

>   a review of the nature of the professional services expected to be provided,

>   review of the safeguards put into place by the accounting firm to safeguard independence, and

>   periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES PROVIDED TO THE FUNDS

On an annual basis, the scope of audits for the Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund's independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.  Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor's independence.  The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chairman pursuant to authority delegated in this Policy.

The categories of services enumerated under "Audit Services", "Audit-related Services", and "Tax Services" are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chairman) would expect upon the presentation of specific proposals to pre-approve.  The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chairman) would consider for pre-approval.

AUDIT SERVICES

The following categories of audit services are considered to be consistent with the role of the Fund's independent accountants:

>   Annual Fund financial statement audits

>   SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants:

>   Accounting consultations

>   Agreed upon procedure reports

>   Attestation reports

>   Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chairman (or any other Committee member on whom this responsibility has been delegated).

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund's independent accountants:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; an

Sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Accounting methods studies

Tax consulting services and related projects

The Fund’s independent accountants do not perform individual tax services for management individuals of the Fund.  Other permitted services are subject to an Audit Committee pre-approval process.

OTHER NON-AUDIT SERVICES

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy.  Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

PROSCRIBED SERVICES

The Fund's independent accountants will NOT render services in the following categories of non-audit services:

>   Bookkeeping or other services related to the accounting records or financial statements of the Fund

>   Financial information systems design and implementation

>   Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

>   Actuarial services

>   Internal audit outsourcing services

>   Management functions or human resources

>   Broker or dealer, investment adviser, or investment banking services

>   Legal services and expert services unrelated to the audit

>   Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO THE MONEYPAPER ADVISORS, INC. AND THE MONEYPAPER ADVISORS, INC. AFFILIATES

Certain non-audit services provided to The Moneypaper Advisors, Inc. or any entity controlling, controlled by or under common control with The Moneypaper Advisors, Inc. that provides ongoing services to the Fund (The Moneypaper Advisors, Inc. Affiliates) will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Fund. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chairman (or any other Committee member on whom this responsibility has been delegated.  Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to The Moneypaper Advisors, Inc. Affiliates, the Committee will receive an annual report from the Fund's independent accounting firm showing the aggregate fees for all services provided to The Moneypaper Advisors, Inc. and The Moneypaper Advisors, Inc. Affiliates.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal years ended February 28, 2025 and February 29, 2024, aggregate non-audit fees of $2,500 and $2,500, respectively, were billed by the registrant’s accountant for services rendered to the registrant. With respect to the fiscal years ended February 28, 2025 and February 29, 2024, the registrant’s accountant did not render any services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies.

Not Applicable.

Item 6. Schedule of Investments.

(a)	Not applicable. [schedule filed with Item 7]

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

THE MP63 FUND, INC.

Ticker: DRIPX

ANNUAL FINANCIAL STATEMENTS

February 28, 2025

The MP63 Fund, Inc.

	Schedule of Investments
	February 28, 2025

Shares		Fair Value

COMMON STOCKS (United States) - 96.82%

Aerospace/Aircrafts/Defense - 3.51%
2,620	The Boeing Co. *	$ 457,531
21,240	RTX Corp.	2,824,708
		3,282,239
Auto Manufacturers - 0.07%
231	Tesla, Inc. *	67,678

Auto Parts - Retail/Wholesale - 1.59%
11,926	Genuine Parts Co.	1,489,319

Banks - 4.77%
41,057	Bank of America Corp.	1,892,728
456	PNC Financial Services Group, Inc.	87,515
19,278	Truist Financial Corp.	893,535
33,743	US Bancorp	1,582,547
		4,456,325
Beverages - 2.02%
17,011	The Coca-Cola Co.	1,211,353
4,400	PepsiCo, Inc.	675,268
		1,886,621
Cable & Other Pay Television Services - 1.53%
39,839	Comcast Corp., Class A	1,429,423

Chemicals - Diversified - 2.37%
17,875	RPM International, Inc.	2,214,534

Commercial Services - 1.95%
6,774	Ecolab, Inc.	1,822,274

Communication Equipment - 2.38%
14,171	Qualcomm, Inc.	2,227,256

Consumer Electronics - 0.49%
1,887	Apple, Inc.	456,352

Containers - Paper/Plastic - 1.14%
105,724	Amcor PLC (Jersey)	1,069,927

Cosmetics & Personal Care - 1.39%
14,209	Colgate-Palmolive Co.	1,295,435

Diversified Operations - 2.19%
40,777	Corning, Inc.	2,044,967

Electronic Equipment - 3.02%
12,224	Carrier Global Corp.	792,115
16,714	Emerson Electric Co.	2,032,590
		2,824,705
Financial Services - 3.84%
4,405	American Express Co.	1,325,729
14,940	Paychex, Inc.	2,265,950
		3,591,679
Food - Misc. Preparation - 1.88%
14,660	General Mills, Inc.	888,689
30,376	Hormel Foods Corp.	869,665
		1,758,354
Guided Missiles & Space Vehicles & Parts - 0.86%
1,797	Lockheed Martin Corp.	809,315

Healthcare - 2.01%
9,003	AbbVie, Inc.	$ 1,881,897

Industrial Inorganic Chemicals - 0.80%
2,369	Air Products & Chemicals, Inc.	748,959

Insurance - Life/Property/Casual - 5.12%
17,262	AFLAC, Inc.	1,889,671
11,201	The Travelers Companies, Inc.	2,895,346
		4,785,017
Machinery - Const./Mining/Farming - 4.34%
6,624	Caterpillar, Inc.	2,278,325
3,696	Deere & Co.	1,777,000
		4,055,325
Machinery - Electrical Equipment - 3.56%
9,418	Dover Corp.	1,872,016
16,887	Tennant Co.	1,461,739
		3,333,755
Manufacturing - 2.05%
7,266	Illinois Tool Works, Inc.	1,918,079

Materials - 1.04%
7,075	Nucor Corp.	972,600

Media & Entertainment - 0.16%
217	Meta Platforms, Inc. Class A	144,999

Medical/Dental - Supplies - 1.90%
7,882	Becton Dickinson & Co.	1,777,627

Medical Instruments/Products - 1.12%
11,356	Medtronic PLC (Ireland)	1,044,979

Medical Drugs - 4.43%
13,447	Abbott Laboratories	1,855,820

7,151	Johnson & Johnson	1,180,058
11,990	Merck & Co., Inc.	1,106,077
		4,141,955
National Commercial Banks - 1.46%
5,161	JPMorgan Chase & Co.	1,365,859

Paper & Paper Products - 1.65%
10,865	Kimberly Clark Corp.	1,542,939

Petroleum Refining - 2.10%
17,650	Exxon Mobil Corp.	1,964,974

Refuse Systems - 2.70%
10,833	Waste Management, Inc.	2,521,706

Retail - Catalog & Mail Order Houses - 1.63%
7,177	Amazon.com, Inc. *	1,523,534

Retail - Food & Restaurant - 1.94%
11,619	Yum! Brands, Inc.	1,816,863

Retail - Variety Stores - 1.94%
1,733	Costco Wholesale Corp.	1,817,241

Retail/Wholesale - Building Products - 2.10%
4,964	The Home Depot, Inc.	$ 1,968,722

Semiconductors & Related Devices - 1.67%
2,188	Taiwan Semiconductor Manufacturing Co., Ltd.	395,000
3,724	Texas Instruments, Inc.	729,867
3,528	NVIDIA Corp.	440,718
		1,565,585
Services - Computer Programming, Data Processing, Etc. - 2.67%
14,662	Alphabet, Inc. Class A	2,496,645

Services - Prepackaged Software - 2.78%
6,544	Microsoft Corp.	2,597,903

Shoes & Related Apparel - 0.49%
5,811	Nike, Inc. Class B	461,568

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.49%
8,014	The Procter & Gamble Co.	1,393,154

Telecommunications Services - 0.88%
12,764	Cisco Systems, Inc.	818,300

Transportation - Railroads - 2.37%
8,975	Union Pacific Corp.	2,214,043

Utility - Electric - 4.11%
15,551	Duke Energy Corp.	1,827,087
28,700	NextEra Energy, Inc.	2,013,879
		3,840,966

Utility - Gas Distribution - 1.60%
19,912	National Fuel Gas Co.	1,497,382

Utility - Water - 1.71%
42,078	Essential Utilities, Inc.	1,598,122

TOTAL FOR COMMON STOCK (Cost $35,204,579) - 96.82%		90,537,101

LIMITED PARTNERSHIPS (United States) - 1.24%

Natural Gas Transmission - 1.24%
34,766	Enterprise Products Partners LP	1,161,532

TOTAL FOR LIMITED PARTNERSHIPS (Cost $614,540) - 1.24%		1,161,532

REAL ESTATE INVESTMENT TRUST (United States) - 0.93%
4,672	Simon Property Group, Inc.	869,412

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $534,666) - 0.93%		869,412

MONEY MARKET FUND - 1.11%
1,042,660	Fidelity Investments Money Market Funds - Gov't Portfolio, Class I 4.70% (Cost $1,042,660) **	$ 1,042,660

	TOTAL INVESTMENTS - 100.10% (Cost $37,396,445)	93,610,705

	LIABILITIES LESS OTHER ASSETS - (0.10)%	(95,654)

	NET ASSETS - 100.00%	$93,515,051

* Non-income producing securities during the year.
** Variable rate security; the money market rate shown represents the yield at February 28, 2025.

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statement of Assets and Liabilities
February 28, 2025

Assets
Investments at Fair Value (Cost $37,396,445)	$ 93,610,705
Cash	2,500
Receivables
Dividends and Interest	179,431
Portfolio Securities Sold	85,097
Shareholder Subscriptions	5,028
Prepaid Expenses	27,730
Total Assets	93,910,491
Liabilities
Payables
Portfolio Securities Purchased	88,994
Shareholder Redemptions	234,981
Other Accrued Expenses	19,078
Accrued Chief Compliance Officer Fees (Note 3)	1,401
Accrued Directors Fees (Note 3)	8,162
Accrued Administrative and Operating Services Fees (Note 3)	10,312
Accrued Accounting, Administration and Transfer Agency Fees (Note 3)	7,522
Accrued Advisor Fees (Note 3)	24,990
Total Liabilities	395,440

Net Assets	$ 93,515,051

Net Assets Consist of:
Capital Stock, $0.001 par value; 1 billion shares
authorized; 3,260,190 shares issued and outstanding	$ 3,260
Additional Paid in Capital	34,692,380
Distributable Earnings	58,819,411
Net Assets	$ 93,515,051

Net Asset Value and Offering Price ($93,515,051/3,260,190)	$ 28.68

Redemption Price Per Share ($28.68 x 0.99)*	$ 28.39

* The Fund will deduct a 1% redemption fee from redemption proceeds if purchased and redeemed within 6 months.

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statement of Operations
For the year ended February 28, 2025

Investment Income:
Dividend Income (net of foreign withholding taxes of $412)	$ 2,024,457
Interest Income	18,042
Total Investment Income	2,042,499
Expenses:
Advisor fees (Note 3)	326,140
Administrative and Operating Services fees (Note 3)	125,655
Accounting, Administrative and Transfer Agency fees (Note 3)	59,620
Registration fees	37,684
Legal fees	22,148
Custody fees	20,185
Printing and postage expense	19,107
Compliance fees (Note 3)	17,902
Audit fees	16,502
Director fees (Note 3)	9,825
Insurance expense	9,670
Miscellaneous expense	8,648
Total Expenses	673,086

Net Investment Income	1,369,413

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	6,088,365
Change in Unrealized Appreciation on Investments	3,511,905
Net Realized and Unrealized Gain on Investments	9,600,270

Net Increase in Net Assets from Operations	$ 10,969,683

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	February 28, 2025	February 29, 2024
From Operations:
Net Investment Income	$ 1,369,413	$ 1,615,529
Realized Gain on Investments	6,088,365	1,195,765
Change in Unrealized Appreciation on Investments	3,511,905	6,407,990
Increase in Net Assets from Operations	10,969,683	9,219,284

From Distributions to Shareholders:
Distributions	(5,155,364)	(2,736,464)
Change in Net Assets from Distributions	(5,155,364)	(2,736,464)

From Capital Share Transactions
Proceeds From Sale of Shares	1,851,451	2,181,937
Shares Issued on Reinvestment of Dividends	5,040,725	2,667,779
Cost of Shares Redeemed
(net of redemption fees $0 and $661, respectively)	(10,490,059)	(9,623,786)
Net Decrease from Shareholder Activity	(3,597,883)	(4,774,070)

Net Increase in Net Assets	2,216,436	1,708,750

Net Assets at Beginning of Year	91,298,615	89,589,865
Net Assets at End of Year	$ 93,515,051	$ 91,298,615

Share Transactions:
Issued	65,308	82,414
Reinvested	182,900	102,136
Redeemed	(369,469)	(372,049)
Net Decrease in shares	(121,261)	(187,499)
Shares outstanding beginning of year	3,381,451	3,568,950
Shares outstanding end of year	3,260,190	3,381,451

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Financial Highlights
Selected data for a share outstanding throughout the year:

	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	February 28, 2025	February 29, 2024		February 28, 2023		February 28, 2022		February 28, 2021
Net Asset Value -
Beginning of Year	$ 27.00	$ 25.10		$ 27.46		$ 25.17		$ 21.31

Net Investment Income **	0.42	0.47		0.43		0.41		0.41
Net Gains (Losses) on Securities (realized and unrealized)	2.89	2.25		(1.71)		2.91		4.32
Total from Investment Operations	3.31	2.72		(1.28)		3.32		4.73

Early Redemption Fees	0.00	0.00	*	0.00	*	0.00	*	0.00	*

Distributions (From Net Investment Income)	(0.53)	(0.46)		(0.44)		(0.41)		(0.41)
Distributions (From Capital Gains)	(1.10)	(0.36)		(0.64)		(0.62)		(0.46)
Total Distributions	(1.63)	(0.82)		(1.08)		(1.03)		(0.87)

Net Asset Value -
End of Year	$ 28.68	$ 27.00		$ 25.10		$ 27.46		$ 25.17

Total Return (a)	12.50%	10.93%		(4.71)%		12.98%		22.26%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	93,515	91,299		89,590		98,116		85,599
Ratio of Expenses to Average Net Assets	0.72%	0.73%		0.72%		0.63%		0.71%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.83%		1.66%		1.47%		1.79%
Portfolio Turnover Rate	17.74%	10.26%		5.90%		5.96%		9.73%

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and assume no redemption fees.
* Amount is less than $0.005
** Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

THE MP63 FUND, INC.

Notes to Financial Statements

February 28, 2025

Note 1. Organization

The MP63 Fund, Inc. (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund's business and affairs are managed by its officers under the direction of its Board of Directors (the “Board”). The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

A.	Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at fair value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board. Portfolio companies during this reporting period are all widely traded and pricing information is readily available. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940.

Mutual Funds must utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

To the extent that valuation is based on models or inputs that are less observable or unobservable, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. However, the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$90,537,101	$ -	$ -	$90,537,101
Limited Partnerships	1,161,532	-	-	1,161,532
Real Estate Investment Trust	869,412	-	-	869,412
Money Market Fund	1,042,660	-	-	1,042,660
Total	$93,610,705	$ -	$ -	$93,610,705

The Fund did not hold any Level 3 assets during the year ended February 28, 2025. The Fund did not engage in any derivative transactions during the year ended February 28, 2025.

B.	Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date. Gains and losses on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Fund intends to distribute its net long-term capital gains and net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended February 28, 2025, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s open tax years or expected to be taken in the Fund’s 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the year ended February 28, 2025, the Fund did not incur any interest or penalties.

D.	Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.	Cash – The Fund maintains cash at its custodian which, at times, may exceed United States federally insured limits. Financial instruments that potentially subject the Fund to credit risk include cash deposits in excess of federally insured limits.

F.	Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

G.	Share Valuation – The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share, except for shares redeemed within 6 months.

NOTE 3. Investment Advisory Agreement And Other Related Party Transactions

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. (the "Advisor"). Under this Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's investments. As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily based on an annualized rate of 0.35% of the daily net asset value. For the fiscal year ended February 28, 2025, the Advisor earned fees of $326,140. At February 28, 2025, the Fund owed the Advisor $24,990 for advisory fees.

The Advisor has voluntarily agreed to waive its fee and to reimburse the Fund for other expenses if the total operating expenses of the Fund exceed an annual rate of 1.25% of average daily net assets. The Advisor did not waive any fees or reimburse the Fund during the year ended February 28, 2025.

The Fund has agreements in place with Mutual Shareholder Services ("MSS") to provide administrative, transfer agency, and fund accounting services. Under these agreements, MSS is paid a certain fixed annual fee for accounting and administration services which increases incrementally at specified asset thresholds, plus blue sky servicing fees paid on a per filing basis. For transfer agency services, MSS receives a fixed fee per account, subject to an annual minimum. For the year ended February 28, 2025, Fund expenses amounted to $59,620 for MSS services of accounting, administration and transfer agency services. At February 28, 2025, $7,522 was due to MSS for services provided.

The Fund entered into an Administrative and Operating Services Agreement with Moneypaper Publications LLC, the parent of the Advisor. Under this agreement, Moneypaper Publications LLC provides services to the Fund that are necessary for operation and not provided by other parties. For these services, the Fund is contractually obligated to pay Moneypaper Publications LLC a flat monthly fee which is not to exceed $18,500. However, Moneypaper Publications LLC has charged the Fund only $10,500 per month for these services since January 1, 2023. Moneypaper Publications LLC does not currently intend to increase the fee, although it may seek to do so in the future. These fund servicing expenses amounted to $125,655 for the year ended February 28, 2025. At February 28, 2025, the Fund owed $10,312 for fund servicing expenses.

Certain officers of the Advisor are also officers and a director of the Fund. One (1) director of the Fund’s four (4) member Board of Directors is the President of the Advisor. The Fund currently pays each Independent Director an annual retainer of $2,000 for regular compensation. The Fund currently does not pay special compensation to any Director. Vita Nelson, as the Interested Director, does not receive any compensation from the Fund for her services as a Director. For the year ended February 28, 2025, the Fund incurred $9,825 in regular compensation director fees and expenses. The Fund paid the Chief Compliance Officer $17,902 for the year ended February 28, 2025.

NOTE 4. SEGMENT REPORTING

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

NOTE 5. Investment Transactions

For the year ended February 28, 2025, purchases and sales of securities, excluding short-term investments, aggregated $16,502,281 and $24,457,455, respectively.

NOTE 6. TaX INFORMATION

Cumulative unrealized appreciation (depreciation) on a tax basis amounted to the following: Unrealized appreciation $56,446,383, Unrealized depreciation ($473,970), Net unrealized appreciation $55,972,413.

For Federal income tax purposes, the cost of investments owned at February 28, 2025 was $37,638,292. The difference between book and tax cost of investments represents the deferral of losses on wash sales and partnership basis adjustments.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among the components of net assets in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gain as ordinary income for tax purposes. Due to permanent book to tax differences the following adjustments have been made by management as of February 28, 2025. Reclassifications have no effect on net assets, results of operations or net asset value per share of the Fund.

Paid In Capital	$ (178)
Distributable Earnings	$ 178

The permanent differences were mainly due to non-deductible partnership expenses.

As of February 28, 2025, the components of distributable earnings on a tax basis were as follows: undistributed capital gains $2,846,997, net unrealized appreciation $55,972,413, for a total distributable earnings of $58,819,411.

The tax character of distributions paid during the fiscal year ended February 28, 2025 was as follows:

Distributions paid from: Ordinary income $1,621,185, Long term capital gains $3,534,179.

The tax character of distributions paid during the fiscal year ended February 29, 2024 was as follows:

Distributions paid from: Ordinary income $1,531,897, Long term capital gains $1,204,567.

NOTE 7. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 8. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, sanctions, recessions and depressions, or other events could have a significant impact on the Fund and its investments, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued. Based upon this evaluation, the Fund has determined no subsequent events have occurred which would require adjustment to or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The MP63 Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The MP63 Fund, Inc. (the “Fund”) as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio April 29, 2025

THE MP63 FUND, INC.

Additional Information

February 28, 2025 (Unaudited)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-676-3386 and (2) from Fund’s documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Fund’s first and third fiscal quarters end on May 31 and November 30. The Fund’s Form N-PORT’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-676-3386.

Investment Adviser

Moneypaper Advisor, Inc.

Distributor

Arbor Court Capital, LLC

Transfer Agent, Shareholder Servicing Agent, & Administrator

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Legal Counsel

Ropka Law, LLC

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of MP63 Fund, Inc. shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

Item 16. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date May 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date May 6, 2025

By /s/Mario Medina

*Mario Medina

Treasurer

(principal financial officer)

Date May 6, 2025

* Print the name and title of each signing officer under his or her signature.